UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06355 _____________________________________________________

BlackRock Municipal Target Term Trust

(Exact name of registrant as specified in charter)

100 Bellevue Parkway, Wilmington, DE	19809

(Address of principal executive offices)	(Zip code)

Robert S. Kapito, President
BlackRock Municipal Target Term Trust
 40 East 52nd Street, New York, NY 10022

(Name and address of agent for service)

Registrant's telephone number, including area code:	888-825-2257 ____________________________________________

Date of fiscal year end:	December 31, 2004 ____________________________________________

Date of reporting period:	September 30, 2004 ____________________________________________

Item 1. Schedule of Investments

The registrant's schedule of investments as of the close of the reporting period pursuant to Rule 30b1-5 under the Investment Company Act of 1940 is as follows:

PORTFOLIO OF INVESTMENTS (unaudited)
SEPTEMBER 30, 2004

BlackRock Municipal Target Term Trust (BMN)

	Principal
	Amount		Option Call
Rating[1]	(000)	Description	Provisions[2]	Value

		LONG-TERM INVESTMENTS—145.1%
		Alabama—3.4%
AAA	$ 9,450	Alabama Fed. Hwy. Fin. Auth., Grant Antic., Ser. A, 4.125%, 3/01/07, MBIA	No Opt. Call	$9,925,997
AAA	5,000	Jefferson Cnty., Cap. Impvt., GO, Ser. A, 5.00%, 4/01/07, MBIA	No Opt. Call	5,359,900
AAA	1,000	Mobile, GO, 4.00%, 2/15/07, AMBAC	No Opt. Call	1,046,590

				16,332,487

		Alaska—2.4%
		Anchorage, GO,
AAA	1,750	Ser. A, 4.125%, 6/01/06, FGIC	No Opt. Call	1,813,717
AAA	2,245	Ser. A, 4.25%, 6/01/07, FGIC	No Opt. Call	2,373,751
AAA	1,335	Ser. B, 3.20%, 7/01/07, MBIA	No Opt. Call	1,374,943
AAA	5,000	Ser. B, 3.25%, 7/01/07, MBIA	No Opt. Call	5,156,200
AAA	1,000	Ser. B, 4.25%, 7/01/07, FGIC	No Opt. Call	1,057,730

				11,776,341

		Arizona—2.4%
AAA	5,000	Arizona Trans. Brd., Grant Antic., 4.125%, 1/01/07, MBIA	No Opt. Call	5,239,250
AAA	6,255	Maricopa Cnty. Pub. Fin. Corp., Lease Rev., 4.25%, 7/01/07, AMBAC	No Opt. Call	6,614,412

				11,853,662

		Arkansas—1.1%
AAA	5,000	Univ. of Arkansas, Athl. Fac. Rev., Razorback Stadium Proj., 3.55%, 12/01/21, FSA	12/06 @ 100	5,164,750

		California—7.7%
AAA	6,000	California, GO, 6.30%, 9/01/06, AMBAC	No Opt. Call	6,488,100
AAA	30,000	California Dept. of Wtr. Res., Pwr. Sply. Rev., Ser. A, 3.50%, 5/01/07, MBIA	No Opt. Call	31,091,700

				37,579,800

		Colorado—8.8%
AAA	17,150	Denver City & Cnty., GO, Ser. B, 5.625%, 8/01/07, MBIA	No Opt. Call	18,832,244
AAA	1,015	El Paso Cnty., COP, Detention Fac. Proj., Ser. B, 2.50%, 12/01/06, AMBAC	No Opt. Call	1,025,637
AAA	9,700	Met. Football Stad. Dist., Sales Tax Rev., Ser. A, Zero Coupon, 1/01/07, MBIA	No Opt. Call	9,197,540
		Regl. Transp. Dist., COP, Transp. Vehicle Proj., Ser. A, MBIA,
AAA	6,215	5.00%, 6/01/06	No Opt. Call	6,529,479
AAA	5,470	5.00%, 6/01/07	No Opt. Call	5,895,183
AAA	1,100	Thornton, COP, 2.50%, 12/01/06, AMBAC	No Opt. Call	1,111,528

				42,591,611

		Delaware—0.2%
AAA	1,050	Delaware River & Bay Auth., 2.50%, 1/01/07, MBIA	No Opt. Call	1,063,272

		Florida—2.2%
		Delray Beach, FSA,
AAA	1,255	Decade of Excellence Prog., GO, 3.50%, 2/01/07	No Opt. Call	1,295,172
AAA	1,740	Utils. Tax, 3.50%, 6/01/07	No Opt. Call	1,801,196
AAA	1,645	Florida Mun. Loan Council, Ser. A, 4.00%, 5/01/07, MBIA	No Opt. Call	1,723,680
AAA	1,765	Orange Cnty. Tourist Dev., Tax Rev., Ser. A, 6.375%, 10/01/06, AMBAC	ETM	1,804,642
AAA	2,000	Sarasota Wtr. & Swr. Sys., 4.25%, 10/01/06, MBIA	No Opt. Call	2,088,900
AAA	1,865	Tampa Wtr. & Swr., 5.50%, 10/01/06, FSA	No Opt. Call	1,993,163

				10,706,753

		Georgia—1.0%
AAA	4,805	Columbus Wtr. & Swr., 4.00%, 5/01/07, FSA	No Opt. Call	5,047,172

		Hawaii—4.7%
		Hawaii, GO,
AAA	5,675	Ser. CP, 5.50%, 10/01/06, FGIC	No Opt. Call	6,064,986
AAA	9,000	Ser. CS, 5.25%, 4/01/06, MBIA	No Opt. Call	9,447,300
AAA	1,265	Ser. CW, 3.60%, 8/01/06, FGIC	No Opt. Call	1,302,849
		Honolulu City & Cnty., GO, Ser. A,
AAA	2,275	4.00%, 9/01/06, FSA	No Opt. Call	2,362,223
AAA	3,500	5.80%, 1/01/07, FGIC	No Opt. Call	3,796,100

				22,973,458

BlackRock Municipal Target Term Trust (BMN) (continued)

	Principal
	Amount			Option Call
Rating[1]	(000)		Description	Provisions[2]	Value

			Illinois—17.5%
			Champaign Cnty. Cmnty. Unit Sch. Dist., No. 116, Ser. C, FGIC,
AAA	$ 1,065		Zero Coupon, 1/01/07	No Opt. Call	$ 1,008,267
AAA	2,760		Zero Coupon, 1/01/08	No Opt. Call	2,523,910
AAA	12,000		Chicago, GO, Ser. A, 4.25%, 1/01/07, MBIA	No Opt. Call	12,601,440
AAA	2,665		Chicago Park Dist., Pkg. Rev., GO, Ser. A, 3.00%, 1/01/07, FGIC	No Opt. Call	2,725,975
AAA	1,565		Chicago Wstwtr. Trans., Ser. A, 3.50%, 1/01/07, AMBAC	No Opt. Call	1,617,850
			Cook Cnty. High Sch. Dist., Number 201 J. Sterling Morton Twnshp., FGIC,
AAA	6,790		Zero Coupon, 12/01/07	ETM	6,293,651
AAA	430		Zero Coupon, 12/01/07	No Opt. Call	395,970
			Du Page Cnty., Trans. Rev., FSA,
AAA	4,815		4.50%, 1/01/07	No Opt. Call	5,082,570
AAA	5,390		4.50%, 1/01/09	No Opt. Call	5,787,135
			Illinois, GO, Ser. I,
AAA	15,080		3.25%, 11/01/06, FGIC	No Opt. Call	15,457,452
AAA	4,000		4.00%, 4/01/07, FSA	No Opt. Call	4,186,320
AAA	12,625		4.25%, 4/01/07, MBIA	No Opt. Call	13,289,328
			Illinois Sales Tax, Ser. O,
AAA	5,900		Zero Coupon, 6/15/07	No Opt. Call	5,501,809
AAA	5,635		Zero Coupon, 6/15/08	No Opt. Call	5,060,850
AAA	1,000		Kane Cnty., GO, 3.75%, 1/01/07, FGIC	No Opt. Call	1,039,220
AAA	2,000		Will Cnty. Cmnty. Sch. Dist., 7.05%, 12/01/08, AMBAC	No Opt. Call	2,355,340

					84,927,087

			Indiana—2.8%
AAA	5,000		Indiana Bond Bank, Sch. Fund, 4.00%, 2/01/07, AMBAC	No Opt. Call	5,219,900
AAA	9,000		Indiana Univ., Student Fee Rev., Zero Coupon, 8/01/06, AMBAC	No Opt. Call	8,617,140

					13,837,040

			Iowa—0.8%
AAA	3,940		West Des Moines Cmnty. Sch. Dist., 4.00%, 6/01/07, AMBAC	No Opt. Call	4,142,713

			Kentucky—4.0%
AAA	12,610		Kentucky Econ. Dev. Fin. Sys., Norton Hlth. Care Inc., Ser. B, Zero Coupon, 10/01/07, MBIA	No Opt. Call	11,607,757
			Kentucky Ppty. & Bldgs. Auth., Proj. No. 69, FSA,
AAA	2,035		Ser. B, 4.00%, 8/01/06	No Opt. Call	2,110,397
AAA	5,560		Ser. C, 4.00%, 8/01/06	No Opt. Call	5,765,998

					19,484,152

			Louisiana—4.3%
AAA	3,555		Louisiana Off. Facs. Corp. Lease, Cap. Complex Prog., 4.00%, 5/01/07, AMBAC	No Opt. Call	3,729,622
AAA	4,565		Louisiana Pub. Facs. Auth., Ochsner Clinic Fndtn. Proj., Ser. A, 3.00%, 5/15/07, MBIA	No Opt. Call	4,665,293
AAA	7,580		MuniMae Trust, Ser. 7, Cl. A, 4.40%, 12/16/08	No Opt. Call	7,724,550
AAA	5,250		New Orleans, GO, Zero Coupon, 9/01/06, AMBAC	No Opt. Call	5,021,415

					21,140,880

			Massachusetts—2.7%
AAA	11,760		Massachusetts, GO, Ser. A, 5.25%, 1/01/09, FSA	No Opt. Call	12,977,983

			Michigan—3.8%
AAA	1,270		Detroit, GO, 3.00%, 4/01/07, MBIA	ETM	1,300,378
AAA	2,100		Grand Rapids Wtr. Sply., 4.00%, 1/01/07, FGIC	No Opt. Call	2,186,289
			Michigan Mun. Bd. Auth.,
AAA	5,000		Zero Coupon, 5/15/06, MBIA	No Opt. Call	4,838,350
AAA	1,165	[3]	Ser. G, 6.35%, 11/01/04, AMBAC	N/A	1,192,622
AAA	675		Ser. G, 6.35%, 11/01/06, AMBAC	11/04 @ 102	690,782
			Michigan Pub. Pwr. Agcy., Belle River Proj., Ser. A, MBIA,
AAA	1,000		2.70%, 1/01/07	No Opt. Call	1,012,820
AAA	2,000		5.00%, 1/01/07	No Opt. Call	2,125,680
AAA	4,850		Michigan Trunk Line, Ser. A, 4.00%, 11/01/06, FSA	No Opt. Call	5,049,917

					18,396,838

BlackRock Municipal Target Term Trust (BMN) (continued)

	Principal
	Amount		Option Call
Rating[1]	(000)	Description	Provisions[2]	Value

		Minnesota—2.1%
AAA	$ 5,075	Met. Council Minneapolis-St. Paul, GO, 5.25%, 12/01/06	No Opt. Call	$ 5,432,280
		Minneapolis Spec. Sch. Dist. No. 1, COP, FSA,
AAA	1,150	Ser. A, 3.00%, 2/01/07	No Opt. Call	1,175,680
AAA	840	Ser. B, 3.25%, 2/01/07	No Opt. Call	863,503
AAA	2,450	Minnesota Hsg. Fin. Auth., Ser. D, 5.35%, 8/01/06, MBIA	02/05 @ 102	2,514,582

				9,986,045

		Mississippi—0.4%
AAA	1,935	Vicksburg, GO, 4.00%, 4/01/07, MBIA	No Opt. Call	2,020,817

		Nebraska—0.8%
AAA	3,850	Douglas Cnty. Sch. Dist. No. 17 Millard, GO, 3.20%, 11/15/06, FSA	No Opt. Call	3,949,022

		Nevada—1.5%
AAA	2,975	Clark Cnty., Library Dist., GO, 4.00%, 2/01/07, FGIC	No Opt. Call	3,101,705
AAA	2,005	Las Vegas, GO, Pub. Safety Bonds, 4.00%, 4/01/07, FSA	No Opt. Call	2,096,408
		Nevada Dept. of Bus. & Ind., Las Vegas Monorail Proj., AMBAC,
AAA	800	Zero Coupon, 1/01/07	No Opt. Call	755,208
AAA	1,295	Zero Coupon, 1/01/08	No Opt. Call	1,180,445

				7,133,766

		New Jersey—3.6%
AAA	140	Elizabeth, GO, 6.60%, 8/01/06, MBIA	11/04 @ 100	140,528
AAA	1,000	Monmouth Cnty. Impvt. Auth., Gov't. Loan, 2.34%, 12/01/06, FSA	No Opt. Call	1,008,600
AAA	8,565	New Jersey Hwy. Auth., Garden St. Pkwy., 5.00%, 1/01/07, FGIC	ETM	9,132,345
AAA	5,000	New Jersey Transp. Trust Fund Auth., Transp. Sys., Ser. A, 5.125%, 6/15/07, AMBAC	06/05 @ 102	5,210,700
AAA	730	No. Jersey Dist. Wtr. Sply., Wanaque So. Proj., 6.50%, 7/01/06, MBIA	ETM	769,201
AAA	1,250	Warren Cnty. Fin. Auth., PCR, 6.55%, 12/01/06, MBIA	12/04 @ 100	1,259,450

				17,520,824

		New Mexico—1.1%
AAA	3,535	Gallup, PCR, Plains Elec. Generation, 6.50%, 8/15/07, MBIA	11/04 @ 100	3,548,150
AAA	1,855	New Mexico Fin. Auth., Pub. Proj., Ser. A, 3.50%, 6/01/07, MBIA	No Opt. Call	1,918,775

				5,466,925

		New York—10.5%
AAA	1,040	Malone Ctrl. Sch. Dist., GO, Ser. B, 2.875%, 1/15/07, FGIC	No Opt. Call	1,061,081
AAA	2,800	Nassau Cnty., GO, Ser. Y, 5.00%, 3/01/06, FGIC	No Opt. Call	2,926,560
		New York City, GO,
AAA	13,000	Ser. A, 7.00%, 8/01/07, FSA	08/06 @ 101.5	14,317,680
AAA	10,000	Ser. E, 6.125%, 8/01/06, MBIA	No Opt. Call	10,767,900
AAA	2,000	New York City Hlth. & Hosp. Corp., Hlth. Sys. Svcs., Ser. A, 3.20%, 2/15/07, FSA	No Opt. Call	2,049,920
AAA	2,460	New York Dorm. Auth., Hosp. Rev., 3.00%, 2/15/07, XLCA	No Opt. Call	2,510,135
		New York Env. Fac. Corp., PCR, Ser. D,
AAA	1,910[3]	6.40%, 11/15/04	N/A	1,959,221
AAA	1,780[3]	6.40%, 11/15/04	N/A	1,825,870
AAA	810	6.40%, 5/15/06	11/04 @ 102	830,493
AAA	9,220	New York Hsg. Fin. Agcy., Hsg. Proj. Mtg., Ser. A, 5.50%, 11/01/06, FSA	05/06 @ 102	9,634,162
		Rochester, Ser. B, MBIA,
AAA	1,805	4.00%, 2/15/07	ETM	1,891,658
AAA	1,465	4.00%, 2/15/07	No Opt. Call	1,531,863

				51,306,543

		North Carolina—1.3%
AAA	6,000	No. Carolina Eastn. Mun. Pwr. Agcy., Sys. Rev., Ser. B, 6.00%, 1/01/06, CAPMAC	No Opt. Call	6,310,980

		Ohio—5.3%
AAA	1,000	Amer. Muni. Pwr. Inc., Omega JU2 Proj., 4.00%, 1/01/07, AMBAC	No Opt. Call	1,041,090
AAA	2,170	Cincinnati City Sch. Dist., GO, Sch. Impvt., 4.00%, 12/01/06, MBIA	No Opt. Call	2,262,008
AAA	1,285	Milford Sch. Dist., GO, Sch. Impvt., 3.25%, 12/01/06, FSA	No Opt. Call	1,319,245
		Ohio Bldg. Auth., Ser. A, FSA,
AAA	4,585	Admin. Bldg. Fd., 5.00%, 10/01/06	No Opt. Call	4,857,441
AAA	10,000	Correction Facs., 5.00%, 10/01/06	No Opt. Call	10,584,100
AAA	5,400	Ohio Wtr. Dev. Auth., Pure Wtr., 3.00%, 6/01/07, AMBAC	No Opt. Call	5,516,370

				25,580,254

BlackRock Municipal Target Term Trust (BMN) (continued)

	Principal
	Amount		Option Call
Rating[1]	(000)	Description	Provisions[2]	Value

		Oklahoma—1.5%
AAA	$ 6,660	Oklahoma Trans. Auth., Tpke. Sys. Rev., Ser. B, 5.00%, 1/01/07, AMBAC	No Opt. Call	$ 7,086,040

		Oregon—1.3%
AAA	2,020	Oregon Dept. of Admin. Svcs., COP, Ser. A, 5.00%, 11/01/06, FSA	No Opt. Call	2,142,372
AAA	2,065	Portland Swr. Sys., Ser. A, 5.00%, 6/01/07, FSA	No Opt. Call	2,218,285
AAA	2,000	Washington & Clackamas Cntys. Sch. Dist., GO, 3.125%, 6/15/07, MBIA	No Opt. Call	2,052,860

				6,413,517

		Pennsylvania—5.0%
AAA	1,500	Delaware Cnty. Regl. Wtr. Qual. Ctrl. Auth., Swr. Rev., 4.00%, 5/01/07, FGIC	No Opt. Call	1,568,670
AAA	1,345	Fleetwood Area Sch. Dist., GO, 4.00%, 4/01/07, FGIC	No Opt. Call	1,406,319
AAA	1,615	Oxford Area Sch. Dist., GO, Ser. A, 4.00%, 2/15/07, FGIC	No Opt. Call	1,684,913
AAA	1,900	Pennsylvania Dept. of Gen. Svcs., COP, 4.25%, 5/01/06, FSA	No Opt. Call	1,969,426
AAA	2,375	Pennsylvania Tpke. Comm., Ser. A, 4.125%, 12/01/06, FGIC	No Opt. Call	2,482,445
		Philadelphia, GO, FSA,
AAA	1,000	4.00%, 9/15/06	No Opt. Call	1,039,700
AAA	3,100	4.05%, 9/15/07	No Opt. Call	3,261,696
AAA	2,950	Philadelphia Wtr. & Wst., 5.50%, 6/15/06, MBIA	No Opt. Call	3,130,245
AAA	3,620	Pittsburgh Pub. Pkg. Auth., Pkg. Rev., 2.75%, 12/01/06, AMBAC	No Opt. Call	3,679,259
		Pocono Mtn. Sch. Dist., GO, FSA,
AAA	875	4.50%, 4/01/07	No Opt. Call	925,444
AAA	3,025	4.50%, 10/01/07	No Opt. Call	3,219,780

				24,367,897

		Rhode Island—1.1%
AAA	1,865	Providence, GO, Ser. C, 3.75%, 1/15/07, FGIC	No Opt. Call	1,932,625
AAA	3,400	Rhode Island & Providence Plantations, GO, Ser. A, 4.00%, 12/01/06, FSA	No Opt. Call	3,544,908

				5,477,533

		South Carolina—0.8%
AAA	1,715	Lexington Cnty. Sch. Dist. No. 1, COP, 3.00%, 3/01/07, AMBAC	No Opt. Call	1,752,627
AAA	2,070	Pickens Cnty. Sch. Dist., GO, Ser. B, 2.25%, 3/01/07, FGIC	No Opt. Call	2,079,170

				3,831,797

		Texas—16.2%
AAA	6,575	Austin Wtr. & Wstwtr. Sys., Ser. C, 3.75%, 11/15/06, FSA	No Opt. Call	6,814,330
AAA	2,400	Corpus Christi, Gen. Impvt., GO, Ser. A, 5.00%, 3/01/07, FSA	No Opt. Call	2,562,984
AAA	1,095	Corpus Christi Bus. & Job Dev., Corp. Sales Tax Rev., 4.00%, 3/01/07, AMBAC	No Opt. Call	1,141,965
AAA	8,500	Cypress-Fairbanks Indpt. Sch. Dist., GO, Zero Coupon, 8/01/06, AMBAC	No Opt. Call	8,179,550
AAA	6,355	Dallas Rapid Transit, 3.70%, 12/01/06, AMBAC	No Opt. Call	6,581,683
AAA	1,305	Dallas Wtr. Wks. & Swr. Sys., 3.00%, 4/01/07, FSA	No Opt. Call	1,331,426
AAA	2,280	Denton Util. Sys., Mult. Util. Impvt., 4.25%, 12/01/06, AMBAC	No Opt. Call	2,387,662
AAA	3,445	El Paso Cnty., GO, 4.00%, 2/15/07, FSA	No Opt. Call	3,595,753
AAA	1,000	Houston Area Wtr. Corp., Northeast Wtr. Purification Proj., 4.00%, 3/01/07, FGIC	No Opt. Call	1,042,890
AAA	6,235	MuniMae Trust, Ser. 10, Cl. A, 4.40%, 7/25/08	No Opt. Call	6,353,901
AAA	2,915	Odessa Wtr. & Swr., 4.25%, 4/01/07, FSA	No Opt. Call	3,061,858
		Round Rock Indpt. Sch. Dist., GO, Ser. A,
AAA	2,465	4.25%, 8/01/06	No Opt. Call	2,566,410
AAA	1,000	4.25%, 8/01/07	No Opt. Call	1,056,050
AAA	8,115	San Antonio Elec. & Gas, Ser. B, Zero Coupon, 2/01/08, FGIC	ETM	7,457,360
AAA	1,000	Sugar Land, GO, 2.50%, 2/15/07, FGIC	No Opt. Call	1,009,380
AAA	5,000	Tarrant Regl. Wtr. Dist., Impvt., 3.00%, 3/01/07, FSA	No Opt. Call	5,097,900
AAA	15,000	Texas Mun. Pwr. Agcy., Zero Coupon, 9/01/06, AMBAC	No Opt. Call	14,390,100
AAA	1,000	Texas Pub. Fin. Auth., 3.00%, 2/01/07, FGIC	No Opt. Call	1,018,910
AAA	3,000	Texas Tech. Univ., Ser. 6, 4.25%, 2/15/07, AMBAC	No Opt. Call	3,143,520

				78,793,632

		Utah—5.7%
		Utah, GO, Ser. B,
AAA	5,950	4.50%, 7/01/06	No Opt. Call	6,223,641
AAA	20,000	4.50%, 7/01/07	No Opt. Call	21,309,000

				27,532,641

BlackRock Municipal Target Term Trust (BMN) (continued)

	Principal
	Amount			Option Call
Rating[1]	(000)		Description	Provisions[2]	Value

			Washington—9.7%
AAA	$ 1,325		Benton Cnty. Pub. Util. Dist., Elec. Rev., 3.75%, 11/01/06, FSA	No Opt. Call	$ 1,371,004
AAA	3,000		Clark Cnty. Pub. Util., Dist. No. 1, Elec. Rev., 4.00%, 1/01/07, AMBAC	No Opt. Call	3,119,940
			King Cnty.,
AAA	75		3.50%, 12/01/06, MBIA	ETM	77,522
AAA	2,015		3.50%, 12/01/06, MBIA	No Opt. Call	2,078,412
AAA	3,085		Swr. Rev., 3.50%, 1/01/07, FGIC	No Opt. Call	3,174,804
AAA	2,100		Kitsap Cnty., GO, Ser. B, 4.00%, 12/01/06, AMBAC	No Opt. Call	2,188,137
			Seattle, GO, Ser. E, MBIA,
AAA	1,700		Zero Coupon, 12/15/07	No Opt. Call	1,558,458
AAA	1,345		Zero Coupon, 12/15/08	No Opt. Call	1,185,887
			Snohomish Cnty. Pub. Util. Dist., Elec. Rev.,
AAA	5,620		4.125%, 12/01/06, FSA	No Opt. Call	5,864,526
AAA	1,250		6.55%, 1/01/07, FGIC	ETM	1,264,463
AAA	3,890		Tacoma Elec. Sys., Ser. A, 4.00%, 1/01/07, FSA	No Opt. Call	4,045,522
AAA	3,360		Thurston Cnty. Sch. Dist. No. 3, GO, 4.25%, 12/01/06, FSA	No Opt. Call	3,518,659
AAA	5,000		Washington, GO, Ser. B, 5.00%, 1/01/08, MBIA	No Opt. Call	5,415,600
AAA	12,875		Washington Pub. Pwr. Sply., Nuclear Proj. No. 2, Ser. A, Zero Coupon, 7/01/06, MBIA	No Opt. Call	12,400,685

					47,263,619

			West Virginia—1.7%
AAA	5,300		West Virginia, GO, 4.00%, 6/01/06, FSA	No Opt. Call	5,486,613
			West Virginia Econ. Dev. Auth., Correctional Juvenille & Pub., MBIA,
AAA	1,500		Ser. A, 4.00%, 6/01/07	No Opt. Call	1,568,850
AAA	1,000		Ser. B, 4.00%, 6/01/06	No Opt. Call	1,034,380

					8,089,843

			Wisconsin—5.7%
AAA	1,380		Appleton Wtr. Wks., Ser. B, 4.00%, 1/01/07, FGIC	No Opt. Call	1,435,172
AAA	5,000		Kenosha, GO, Ser. B, Zero Coupon, 10/15/08, FSA	No Opt. Call	4,469,300
AAA	1,275		Milwaukee, GO, Ser. W, 4.00%, 3/15/07, FSA	No Opt. Call	1,330,552
			Wisconsin,
AAA	880		COP, Ser. A, 3.75%, 3/01/07, FSA	No Opt. Call	912,613
AAA	12,780		COP, Ser. A, 3.75%, 9/01/07, FSA	No Opt. Call	13,312,415
AAA	6,085		GO, Ser. G, 4.00%, 5/01/07, MBIA	No Opt. Call	6,376,045

					27,836,097

			Total Long-Term Investments (cost $674,302,247)		705,963,791

			SHORT-TERM INVESTMENTS—15.2%
			Florida—0.0%
F1+	200	[4]	Orange Cnty. Sch. Brd., COP, Ser. B, 1.73%, 10/01/04, AMBAC, FRDD	N/A	200,000

			Georgia—3.1%
F1+	4,515	[4]	De Kalb Cnty. Hsg. Auth., 4.50%, 10/01/04, FRDD	N/A	4,515,000
A1+	10,345	[4]	Mun. Elec. Auth., Proj. One, Ser. C, 1.67%, 10/06/04, MBIA, FRWD	N/A	10,345,000

					14,860,000

			Massachusetts—2.3%
A1+	11,200	[4]	Massachusetts. Dev. Fin. Agcy., Boston Univ., Ser. R-2, 1.65%, 10/01/04, XLCA, FRDD	N/A	11,200,000

			New Jersey—2.5%
A1+	11,890	[4]	New Jersey Sports & Exposition Auth., Ser. B 2, 1.55%, 10/06/04, MBIA, FRWD	N/A	11,890,000

			New York—2.9%
A1+	5,000	[4]	New York City Mun. Wtr. Fin. Auth., Wtr. & Swr. Sys. Rev., Ser. C, 1.66%, 10/01/04, FRDD	N/A	5,000,000
A1+	9,000	[4]	New York City Transl. Fin. Auth., Ser. A-1, 1.70%, 10/06/04, FRWD	N/A	9,000,000

					14,000,000

			North Carolina—1.0%
A1+	5,000	[4]	North Carolina, Ser. B, 1.55%, 10/06/04, FRWD	N/A	5,000,000

BlackRock Municipal Target Term Trust (BMN) (continued)

	Principal
	Amount
Rating[1]	(000)		Description	Value

			Ohio—1.9%
VMIG1	$ 3,300	[4]	Hamilton Cnty. Hosp. Facs., 1.72%, 10/07/04, FRWD	$ 3,300,000
VMIG1	5,845		Hamilton Elec. Rev., Ser. B, 1.71%, 10/07/04, FSA, FRWD	5,845,000

				9,145,000

			Texas—0.7%
A1+	3,365	[4]	Brownsville Util. Sys., Ser. A, 1.70%, 10/06/04, MBIA, FRWD	3,365,000

			Puerto Rico—0.5%
A1	2,500	[4]	Puerto Rico Hwy. & Transp. Auth., Transp. Rev., Ser. A, 1.72%, 10/06/04, AMBAC, FRWD	2,500,000

	Shares
	(000)

			Money Market Fund—0.3%
	1,550		AIM Tax Free Investment Co. Cash Reserve Portfolio	1,550,000

			Total Short-Term Investments (cost $73,710,000)	73,710,000

			Total Investments—160.3% (cost $8,012,247)	$ 779,673,791
			Other assets in excess of liabilities—1.2%	5,973,078
			Preferred shares at redemption value, including dividends payable—61.5%	(299,140,647)

			Net Assets Applicable to Common Shareholders—100%	$ 486,506,222

[1]	Using the higher of S&P’s, Moody’s or Fitch’s rating.
[2]	Date (month/year) and price of the earliest call or redemption. There may be other call provisions at varying prices at later dates.
[3]	This bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.
[4]	For purposes of amortized cost valuation, the maturity date of this instrument is considered to be the earlier of the next date on which the security can be redeemed at par, or the next date on which the rate of interest is adjusted. Rate shown as of September 30, 2004.

KEY TO ABBREVIATIONS
AMBAC	— American Municipal Bond Assurance Corporation	FRWD	— Floating Rate Weekly Demand
CAPMAC	— Capital Markets Assurance Company	FSA	— Financial Security Assurance
COP	— Certificate of Participation	GO	— General Obligation
ETM	— Escrowed to Maturity	MBIA	— Municipal Bond Insurance Association
FGIC	— Financial Guaranty Insurance Company	PCR	— Pollution Control Revenue
FRDD	— Floating Rate Daily Demand	XLCA	— XL Capital Assurance

Item 2. Controls and Procedures

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures are effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications of Principal Executive and Financial Officers pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     BlackRock Municipal Target Term Trust
______________________________________________________________

By:     /s/ Henry Gabbay
_____________________________________________________________________
Name: Henry Gabbay
Title: Treasurer
Date: November 23, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ Robert S. Kapito
_____________________________________________________________________
Name: Robert S. Kapito
Title: Principal Executive Officer
Date: November 23, 2004

By:      /s/ Henry Gabbay
_____________________________________________________________________
Name: Henry Gabbay
Title: Principal Financial Officer
Date: November 23, 2004